TAX (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Tax for the year
Current income tax for the year	$ 400	$ 900	$ 800
Adjustments related to previous years	100	(400)	(100)
Adjustment of deferred tax liability			100
Income tax charge for the year	500	500	800
Tonnage tax charge for the year	900	300	800
Total	$ 1,415	$ 784	$ 1,558